DEFERRED INCOME TAX (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 200,639	$ 203,607
Deferred tax assets to be recovered within 12 months	90,637	75,787
Deferred tax liabilities to be settled after more than 12 months	(446,891)	(454,763)
Deferred tax liabilities to be settled within 12 months	(32,167)	(64,371)
Deferred tax liability (asset)	$ (187,782)	$ (239,740)	$ (340,207)